Schedule of Effects of Changes in Ownership Interest of Subsidiaries (Detail) - CNY (¥)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Net loss attributable to The9 Limited		¥ (593,781,589)	¥ (304,828,354)	¥ (86,622,470)
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise		1,039,832	84,059	616,688
Change from net loss attributable to The9 Limited and transfers (to) from noncontrolling interests		(339,948,706)	(304,671,888)	(145,479,002)
Additional paid-in capital
Transfers (to) from the noncontrolling interest
Increase in The9 Limited's additional paid-in capital for issuance of shares by Red 5 upon stock option exercise		436,128	75,563	552,426
Change in equity interest attributable to non-controlling interest due to restructuring of Red 5 Singapore	[1]			15,068,103
Change in The9 Limited's additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest as a result of loan conversion	[2]			(31,784,850)
Change in The9 Limited's additional paid-in capital for adjustment on non-controlling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares		¥ 253,396,755	¥ 80,903	¥ (42,692,211)

[1]	In August 2014, Red 5 issued 27,438,952 Series B redeemable convertible preferred shares of Red 5 to a new investor (see Note 31). As the license to publish Firefall belongs to Red 5 Singapore (Note 11), as a condition for the investment by the new investor, the Group is required to transfer the license to Red 5. As such, in June 2014, the Group transferred its equity interests in Red 5 Singapore, a wholly owned subsidiary of the Group to Red 5, a 79.2% owned subsidiary at a nominal price. At the time of transfer, 20.8% of the accumulated deficit of Red 5 Singapore, amounted to RMB 15,068,103, was attributable to the noncontrolling interest of Red 5 with no consideration, which was recorded as an equity transaction in the Consolidated Statements of Changes in Equity.
[2]	In August 2014, the Group converted its convertible loan and certain other loans due from Red 5 with a book value of US$50.0 million (RMB307.6 million), into 63,301,276 common shares of Red 5. The equity of Red 5 increased by RMB307.6 million while the impact attributable to noncontrolling interest of Red 5 was RMB31,784,850 as a result of the loan conversion.